STAFF COSTS (Tables)	6 Months Ended
Jun. 30, 2024
STAFF COSTS
Schedule of staff costs

USDm	Q2 2024	Q2 2023	Q1-Q2 2024	Q1-Q2 2023	FY 2023

Included in operating expenses	2.6	2.1	4.9	4.2	8.6
Included in administrative expenses	18.8	18.7	40.4	32.7	69.3
Total staff costs	21.4	20.8	45.3	36.9	77.9